Revenue Recognition - Summary of Significant Changes in Contract Liability Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue
Disaggregation of Revenue [Line Items]
Revenue recognized that was included in the contract liability balance at the beginning of the period	$ (1,710)	$ (2,048)
Increases due to cash received, excluding amounts recognized as revenue during the period	1,342	1,022
Transfers between current and non-current liabilities due to the expected revenue recognition period	460	697
Total increase(decrease) in contract liabilities	92	(329)
Deferred Revenue, Long-term
Disaggregation of Revenue [Line Items]
Increases due to cash received, excluding amounts recognized as revenue during the period	760	652
Transfers between current and non-current liabilities due to the expected revenue recognition period	(460)	(697)
Total increase(decrease) in contract liabilities	$ 300	$ (45)